Share-Based Compensation - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jul. 01, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional expense		$ 1,200,000	$ 0	$ 1,200,000	$ 0
Unrecognized compensation expense	$ 24,200,000	85,000,000		$ 85,000,000
Weighted average remaining vesting period	2 years			2 years 7 months 6 days
Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Additional expense		0	$ 0	$ 0	$ 0
Unrecognized compensation expense		$ 21,500,000		$ 21,500,000
Weighted average remaining vesting period				2 years 8 months 12 days